INCOME AND MINING TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income and mining taxes expense (recovery)
Current income and mining taxes	$ 52,080,000	$ 66,100,000	$ 36,159,000
Deferred income and mining taxes	72,145,000	(275,773,000)	66,928,000
Total income and mining taxes	124,225,000	(209,673,000)	103,087,000
Cash income and mining taxes paid	57,000,000	110,900,000	25,200,000
Reconciliation of income tax rates
Combined federal and composite provincial tax rates (as a percent)	26.30%	27.80%	29.60%
Increase (decrease) in tax rates resulting from:
Provincial mining duties (as a percent)	3.60%	5.90%	6.80%
Tax law changes (US$ election) (as a percent)		(2.70%)	(5.10%)
Impact of foreign tax rates (as a percent)	(1.50%)	(0.20%)	(0.50%)
Permanent differences (as a percent)	1.00%	(1.60%)	(4.20%)
Valuation allowances (as a percent)	1.20%	(0.30%)	(0.20%)
Impact of changes in income tax rates (as a percent)	(2.10%)	(2.00%)	(2.70%)
Actual rate as a percentage of pre-tax income	28.50%	26.90%	23.70%
Deferred income and mining tax liabilities
Mining properties future income and mining tax liabilities	761,508,000	704,379,000
Net operating and capital loss carryforwards future income and mining tax liabilities	(102,005,000)	(104,332,000)
Mining duties future income and mining tax liabilities	(36,158,000)	(88,670,000)
Reclamation provisions future income and mining tax liabilities	(42,688,000)	(51,926,000)
Valuation allowance future income and mining tax liabilities	30,570,000	39,121,000
Deferred income and mining tax liabilities	611,227,000	498,572,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefit, beginning of year	1,200,000	1,630,000	5,608,000
Additions (reductions)	9,667,000	(430,000)	(3,978,000)
Unrecognized tax benefit, end of year	10,867,000	1,200,000	1,630,000
Canada
Income and mining taxes expense (recovery)
Current income and mining taxes	8,750,000	62,382,000	34,217,000
Deferred income and mining taxes	26,041,000	(341,038,000)	47,083,000
Mexico
Income and mining taxes expense (recovery)
Current income and mining taxes	33,531,000	3,496,000	1,942,000
Deferred income and mining taxes	25,284,000	54,996,000	18,759,000
Finland
Income and mining taxes expense (recovery)
Current income and mining taxes	9,799,000	222,000
Deferred income and mining taxes	$ 20,820,000	$ 10,269,000	$ 1,086,000